Income and deferred tax - Unrecognized deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	€ 957,630	€ 668,575	€ 592,958
Unrecognized deferred tax assets for temporary differences	10,329	14,323	11,354
Tax loss carryforwards | Not expiring
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	865,323	572,204	474,989
Tax loss carryforwards | Not later than five years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	31,648	24,768	13,297
Tax loss carryforwards | Later than five years and not later than ten years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	32,019	32,179	45,696
Tax loss carryforwards | Later than ten years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	27,303	38,243	57,662
Tax credits
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	€ 1,337	€ 1,181	€ 1,313